STOCK-BASED COMPENSATION PLANS - Summary of total unrecognized compensation costs related to unvested stock-based compensation (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation	$ 9,971
Weighted-average remaining recognition period (in years)	2 years 2 months 12 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation	$ 4,458
Weighted-average remaining recognition period (in years)	2 years 8 months 12 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation	$ 5,513
Weighted-average remaining recognition period (in years)	1 year 10 months 24 days